SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently issued accounting pronouncements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022
Adoption of accounting pronouncements
Operating lease liability		$ 2,232,800
Operating lease right-of-use asset		$ 2,227,300
Cumulative Effect, Period of Adoption, Adjustment
Adoption of accounting pronouncements
Operating lease liability	$ 2,067,000
Operating lease right-of-use asset	$ 2,063,400
Accounting Standards Update [Extensible Enumeration]	us-gaap:AccountingStandardsUpdate201602Member